SIGNIFICANT ACCOUNTING POLICIES: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y M	Dec. 31, 2010	Dec. 31, 2009
Revenue recognition
Shipping and handling costs	$ 45,850	$ 43,034	$ 38,628
Cash and cash equivalents
Maximum original maturity period of temporary cash investments classified as cash equivalents (in months)	3
Investments
Marketable securities, maximum maturity period (in years)	3
Inventories:
Inventories at cost, last-in, first-out (LIFO) method	67,339	52,863
Excess of current cost over LIFO cost of inventories	24,043	19,379
Foreign inventories at cost, first-in, first-out (FIFO) method	$ 4,421	$ 3,789
Net product sales | A major customer
Major customers
Revenues from a major customer (as a percent)	23.30%	21.40%	22.90%